6. ACCOUNTS PAYABLE (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Accounts Payable Details
Suppliers	$ 2,237
Seamen	70,702
Insurers	21,480
Agents	16,134
Brokers	8,081
Managers	23,966
Former Officers		6,000
Other creditors	115,645	22,957
Total	$ 258,245	$ 28,957